Interest in Associates - Summary of Financial Information of Material Associate (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 CNY (¥)
Disclosure of associates [Line Items]
Current assets		¥ 75,909		¥ 76,722		$ 11,040
Non-current assets		464,411		495,261		67,546
Current liabilities		(214,910)		(242,622)		(31,257)
Non-current liabilities		(11,124)		(25,014)		(1,618)
Equity		314,286		304,347	¥ 227,682	45,711	¥ 231,216
Revenue		290,877	$ 42,306	274,829	274,197
Income for the year		10,257	1,492	1,850	630
Total comprehensive income for the year		10,012	$ 1,456	1,620	¥ 267
Reconciled to the Group's interest in the associate:
Carrying amount		35,758		33,233		$ 5,201
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of associates [Line Items]
Current assets		31,799		30,517
Non-current assets		283,565		292,126
Current liabilities		(114,759)		(150,041)
Non-current liabilities		(20,103)		(45,107)
Equity		(180,502)		(127,495)
Revenue		71,819		68,665
Income for the year		2,650		1,943
Total comprehensive income for the year		2,650		1,943
Reconciled to the Group's interest in the associate:
Net assets of the associate		¥ 180,502		¥ 127,495
The Group's effective interest	20.65%	20.65%	20.65%	28.10%
Carrying amount		¥ 35,498		¥ 33,042
China Tower Corporation Limited ("Tower Company") [member] | Carrying amount [member]
Reconciled to the Group's interest in the associate:
Carrying amount		37,278		35,826
China Tower Corporation Limited ("Tower Company") [member] | Adjustment for the remaining balance of the deferred gain from the Group's Tower Assets Disposal [member]
Reconciled to the Group's interest in the associate:
Carrying amount		¥ (1,780)		¥ (2,784)